Income Taxes	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
INCOME TAXES

NOTE 17 – INCOME TAXES

(a) Corporate Income Taxes

Under the current laws of the British Virgin Islands (“BVI”), the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no BVI withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2026, 2025 and 2024. The Company’s subsidiaries and VIE incorporated in China were subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. The standard EIT rate for companies operating in the PRC is 25%. Taizhou Suxuantang was qualified as a high-technology company for the period November 30, 2021 through November 30, 2024, which entitled it to a preferential EIT rate of 15% for the fiscal years ended March 31, 2024. The Company’s high and new technology enterprise qualification expired as of November 30, 2024 and was not renewed; accordingly, the applicable statutory EIT rate for Taizhou Suxuantang reverted to the standard 25% for the fiscal year ended March 31, 2025 and 2026.

For the years ended March 31, 2026, 2025 and 2024, income tax expenses consisted of the following:

For the years ended March 31,
	2026	2025	2024

Current income tax provision	$-	$-	$-
Deferred income tax provision	-	-	-
Total income tax	$-	$-	$-

The following is a reconciliation of the Company’s total income tax expense to the amount computed by applying the applicable PRC statutory income tax rates to its income from operations before income taxes for the years ended March 31, 2026, 2025 and 2024.The applicable PRC statutory tax rate was 15% for the fiscal years ended March 31, 2024, and 25% for the fiscal year ended March 31, 2025 and 2026.

	For the years ended March 31,
	2026	2025	2024

Loss before income taxes	$(6,205,085)	$(3,303,652)	$(3,098,532)
Income tax expense at the PRC statutory rate	(1,551,271)	(495,548)	(404,481)
Non-deductible expenses	20,762	239,939	54,477
Deductible research and development expenses	(44,691)	(46,707)	(27,629)
Deferred tax provision	(273,385)	(1,441,907)	(1,250,105)
Valuation allowance for deferred tax assets	273,385	1,441,907	1,250,105
Effect of income tax rate differences in jurisdictions other than the PRC	1,575,200	302,316	377,633
Total income tax expenses	$-	$-	$-

(b) Deferred Tax Assets

Deferred income tax was measured using the enacted income tax rates for the periods in which they are expected to be reversed. Significant components of the Company’s deferred income tax assets and liabilities consist of follows:

	As of March 31,
	2026	2025

Tax loss carry forward	$1,077,219	$901,032
Allowance for expected credit loss - accounts receivable	485,159	312,366
Allowance for expected credit loss – other receivable and other current assets	13,608	69,979
Allowance for inventories write-down	34,886	8,462
Impairment provision for Leasehold improvement and property, plant and equipment	104,420	150,068
Valuation allowance for deferred tax assets	(1,715,292)	(1,441,907)
Total	$-	$-

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the years ended March 31, 2026, 2025 and 2024 the Company had no unrecognized tax benefits. The Company does not anticipate any significant increase to its asset for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.